Share capital, share premium and own shares - Purchases by employee share scheme trusts (Details) - USD ($) $ in Millions	1 Months Ended								12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Transactions in Prudential plc shares
Number of shares purchased	10,743,844	18,244,807	20,480,882	23,590,670	7,992,467	11,940,672	2,726,787	3,851,376	99,571,505
Trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares purchased									10,000,000	3,900,000
Cost of shares purchased by employee share scheme trusts									$ 96.8	$ 54.0
Number of shares held	14,900,000								14,900,000	10,000,000